Consolidated Income Statements - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Profit or loss [abstract]
Revenue (Note 26)	$ 1,350,759	$ 784,495
Production costs (Note 22)	(841,297)	(515,636)
Depreciation and amortization (Note 12)	(253,453)	(147,289)
Royalties	(26,721)	(20,673)
Cost of sales	(1,121,471)	(683,598)
Mine operating earnings (Note 26)	229,288	100,897
General and administrative	(31,752)	(22,649)
Exploration and project development	(11,684)	(11,138)
Mine care and maintenance	(23,662)	0
Foreign exchange losses	(5,003)	(9,326)
Impairment charges (Note 13)	(40,050)	(27,789)
Gains on commodity and foreign currency contracts (Note 9)	3,315	4,930
Gains on sale of mineral properties, plant and equipment (Note 12)	3,858	7,973
Share of income from associate and dilution gain (Note 14)	15,245	13,679
Transaction and integration costs (Note 8)	(7,515)	(10,229)
Other expense (Note 27)	(4,936)	(3,659)
Earnings from operations	127,104	42,689
Loss on derivatives (Note 9)	(14)	(1,078)
Investment income (loss)	84,704	(284)
Interest and finance expense (Note 23)	(29,282)	(8,139)
Earnings before income taxes	182,512	33,188
Income tax expense (Note 28)	(71,268)	(21,147)
Net earnings for the year	111,244	12,041
Equity holders of the Company	110,738	10,294
Non-controlling interests	$ 506	$ 1,747
Basic earnings per share (in USD per share)	$ 0.55	$ 0.07
Diluted earnings per share (in USD per share)	$ 0.55	$ 0.07
Weighted average shares outstanding (in 000’s) Basic (shares)	201,397	153,315
Weighted average shares outstanding (in 000’s) Diluted (shares)	201,571	153,522